UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA HIGH-YIELD OPPORTUNITIES FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2006

 [LOGO OF USAA]
     USAA(R)

                              USAA HIGH-YIELD
                                      OPPORTUNITIES Fund

                                 [GRAPHIC OF USAA HIGH-YIELD OPPORTUNITIES FUND]

                       1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    OCTOBER 31, 2006

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                   MARKET
   AMOUNT                                                                                    COUPON                          VALUE
    (000)   SECURITY                                                                           RATE         MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (68.7%)

            CONSUMER DISCRETIONARY (19.7%)
            ------------------------------
            APPAREL & ACCESSORIES & LUXURY GOODS (1.9%)
  $ 1,000   Jostens IH Corp., Senior Subordinated Notes                                        7.63%      10/01/2012      $  1,012
            Kellwood Co.,
    1,300     Debentures                                                                       7.63       10/15/2017         1,202
    3,750     Senior Notes                                                                     7.88        7/15/2009         3,769
    2,000   Levi Strauss & Co., Senior Notes                                                  10.12(a)     4/01/2012         2,065
      600   Oxford Industries, Inc., Senior Notes                                              8.88        6/01/2011           620
    1,000   Quiksilver, Inc., Senior Notes                                                     6.88        4/15/2015           964
                                                                                                                          --------
                                                                                                                             9,632
                                                                                                                          --------
            AUTO PARTS & EQUIPMENT (1.6%)
      250   Affinia Group, Inc., Senior Subordinated Notes                                     9.00       11/30/2014           238
    2,000   Arvinmeritor, Inc., Senior Unsecured Notes                                         8.13        9/15/2015         1,865
      250   Ashtead Capital, Inc., Senior Notes(b)                                             9.00        8/15/2016           264
    2,000   Federal-Mogul Corp., Notes                                                         7.75        7/01/2006(c)      1,295
    1,000   Lear Corp., Senior Notes, Series B(d)                                              8.11        5/15/2009         1,017
    1,000   Metaldyne Corp., Senior Notes                                                     10.00       11/01/2013         1,030
            Tenneco Automotive, Inc.,
    2,000     Senior Secured Notes, Series B                                                  10.25        7/15/2013         2,197
      200     Senior Subordinated Notes                                                        8.63       11/15/2014           202
                                                                                                                          --------
                                                                                                                             8,108
                                                                                                                          --------
            BROADCASTING & CABLE TV (3.8%)
    1,000   Adelphia Communications Corp., Senior Notes, Series B(c)                           9.88        3/01/2007           795
            CCO Holdings, LLC,
      500     Senior Notes                                                                     9.52(a)    12/15/2010           514
    1,000     Senior Notes                                                                     8.75       11/15/2013         1,020
    3,646   Charter Communications Holdings II, Senior Notes                                  10.25        9/15/2010         3,783
    2,500   Charter Communications Holdings, LLC, Senior Notes                                 8.63        4/01/2009         2,331
    4,000   Insight Communications, Inc., Senior Discount Notes                               12.25        2/15/2011         4,240
    2,000   LIN Television Corp., Senior Subordinated Notes-Class B                            6.50        5/15/2013         1,915
            Mediacom Broadband, LLC,
    1,000     Senior Notes                                                                     7.88        2/15/2011           995
    2,500     Senior Notes(b)                                                                  8.50       10/15/2015         2,512
    1,500     Senior Notes                                                                     8.50       10/15/2015         1,508
                                                                                                                          --------
                                                                                                                            19,613
                                                                                                                          --------
            CASINOS & GAMING (2.8%)
    3,000   Inn of the Mountain Gods, Senior Notes                                            12.00       11/15/2010         3,225
    2,000   Jacobs Entertainment, Inc., Senior Notes(b)                                        9.75        6/15/2014         1,988
    3,000   MGM Mirage, Inc., Senior Notes                                                     6.75        4/01/2013         2,925
            Mohegan Tribal Gaming Auth.,
      250     Senior Notes                                                                     6.13        2/15/2013           247
    1,000     Senior Subordinated Notes                                                        6.88        2/15/2015           990
    1,750   Pokagon Gaming Auth., Senior Notes(b)                                             10.38        6/15/2014         1,892
    2,000   Turning Stone Resort Casino, Senior Notes(b)                                       9.13        9/15/2014         2,047
    1,000   Wynn Las Vegas, LLC, Notes                                                         6.63       12/01/2014           980
                                                                                                                          --------
                                                                                                                            14,294
                                                                                                                          --------
            CATALOG RETAIL (0.3%)
    1,500   Harry & David Operations Corp., Senior Notes                                       9.00        3/01/2013         1,448
                                                                                                                          --------
            DISTRIBUTORS (0.1%)
      750   Adesa, Inc., Senior Subordinated Notes                                             7.63        6/15/2012           748
                                                                                                                          --------

2

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                   MARKET
   AMOUNT                                                                                    COUPON                          VALUE
    (000)   SECURITY                                                                           RATE         MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------------
            HOME FURNISHINGS (1.0%)
   $  500   Interface, Inc., Senior Notes                                                     10.38%       2/01/2010      $    550
    2,500   Sealy Mattress Co., Senior Subordinated Notes                                      8.25        6/15/2014         2,603
    2,000   Simmons Co., Senior Subordinated Notes                                             7.88        1/15/2014         1,990
                                                                                                                          --------
                                                                                                                             5,143
                                                                                                                          --------
            HOMEBUILDING (0.2%)
    1,000   William Lyon Homes, Inc., Senior Secured Notes                                     7.63       12/15/2012           836
                                                                                                                          --------
            HOUSEHOLD APPLIANCES (0.5%)
    2,000   Stanley Works Capital Trust I, Bonds                                               5.90       12/01/2045         1,900
      427   Windmere-Durable Holdings, Inc., Senior Subordinated Notes                        10.00        7/31/2008           428
                                                                                                                          --------
                                                                                                                             2,328
                                                                                                                          --------
            HOUSEWARES & SPECIALTIES (0.2%)
    1,000   Ames True Temper Inc., Senior Notes                                                9.37(a)     1/15/2012         1,010
                                                                                                                          --------
            LEISURE FACILITIES (0.7%)
    4,475   Town Sports International Holdings, Inc.,
              Senior Discount Notes, 11.00%, 2/01/2009                                        10.23(e)     2/01/2014         3,714
                                                                                                                          --------
            LEISURE PRODUCTS (0.2%)
    1,000   Riddell Bell Holdings, Inc., Senior Subordinated Notes                             8.38       10/01/2012           995
                                                                                                                          --------
            MOVIES & ENTERTAINMENT (1.0%)
    3,000   Cinemark, Inc., Senior Discount Notes, 9.75%, 3/15/2009                            8.90(e)     3/15/2014         2,460
    2,250   Lodgenet Entertainment Corp., Senior Subordinated Notes                            9.50        6/15/2013         2,424
                                                                                                                          --------
                                                                                                                             4,884
                                                                                                                          --------
            PUBLISHING (3.0%)
    1,700   Advanstar Communications, Inc., Second Priority Senior Secured Exchange Notes     10.75        8/15/2010         1,847
    2,000   American Media Operations, Inc., Senior Subordinated Notes, Series B              10.25        5/01/2009         1,912
    5,000   Houghton Mifflin Co., Senior Subordinated Notes                                    9.88        2/01/2013         5,400
    1,000   Network Communications, Inc., Senior Notes                                        10.75       12/01/2013         1,008
    2,000   Penton Media, Inc., Senior Subordinated Notes                                     10.38        6/15/2011         2,020
    3,000   Primedia, Inc., Senior Notes                                                       8.88        5/15/2011         2,992
                                                                                                                          --------
                                                                                                                            15,179
                                                                                                                          --------
            RESTAURANTS (1.2%)
    2,000   Friendly Ice Cream Corp., Senior Notes                                             8.38        6/15/2012         1,825
    2,000   Landry's Restaurants, Inc., Senior Notes                                           7.50       12/15/2014         1,925
    2,250   Sbarro, Inc., Senior Notes(d)                                                     11.00        9/15/2009         2,295
                                                                                                                          --------
                                                                                                                             6,045
                                                                                                                          --------
            SPECIALIZED CONSUMER SERVICES (0.2%)
    1,100   Service Corp. International, Senior Notes(b)                                       7.63       10/01/2018         1,115
                                                                                                                          --------
            SPECIALTY STORES (0.4%)
    2,250   Petro Stopping Centers, LP, Senior Notes                                           9.00        2/15/2012         2,323
                                                                                                                          --------
            TIRES & RUBBER (0.6%)
    2,925   Goodyear Tire & Rubber Co., Senior Secured Notes                                  11.00        3/01/2011         3,229
                                                                                                                          --------
            Total Consumer Discretionary                                                                                   100,644
                                                                                                                          --------
            CONSUMER STAPLES (4.4%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.6%)
    3,000   Southern States Cooperative, Inc., Senior Notes(b)                                10.50       11/01/2010         3,142
                                                                                                                          --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                   MARKET
   AMOUNT                                                                                    COUPON                          VALUE
    (000)   SECURITY                                                                           RATE         MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------------
            DISTILLERS & VINTNERS (0.4%)
  $ 2,000   Constellation Brands, Inc., Senior Notes                                           7.25%       9/01/2016      $  2,029
                                                                                                                          --------
            DRUG RETAIL (0.3%)
    1,500   Rite Aid Corp., Senior Secured Notes                                               8.13        5/01/2010         1,515
                                                                                                                          --------
            HOUSEHOLD PRODUCTS (0.7%)
    3,650   JohnsonDiversey Holdings Inc., Senior Discount Notes, 10.67%, 5/15/2007            9.10(e)     5/15/2013         3,317
                                                                                                                          --------
            PACKAGED FOODS & MEAT (1.4%)
            Del Monte Corp.,
    1,500     Senior Subordinated Notes                                                        8.63       12/15/2012         1,581
      500     Senior Subordinated Notes                                                        6.75        2/15/2015           490
    3,000   Michael Foods, Inc., Senior Subordinated Notes                                     8.00       11/15/2013         3,112
    1,000   Pilgrims Pride Corp., Senior Subordinated Notes                                    9.25       11/15/2013         1,033
    1,175   Reddy Ice Holdings, Inc., Senior Discount Notes, 10.50%, 11/01/2008                9.19(e)    11/01/2012         1,034
                                                                                                                          --------
                                                                                                                             7,250
                                                                                                                          --------
            PERSONAL PRODUCTS (0.6%)
    1,100   Chattem, Inc., Senior Subordinated Notes                                           7.00        3/01/2014         1,068
      750   Del Laboratories, Inc., Senior Subordinated Notes                                  8.00        2/01/2012           683
      750   Elizabeth Arden, Inc., Senior Subordinated Notes                                   7.75        1/15/2014           735
      652   Jafra Cosmetics International, Inc., Senior Subordinated Notes                    10.75        5/15/2011           701
                                                                                                                          --------
                                                                                                                             3,187
                                                                                                                          --------
            TOBACCO (0.4%)
    2,000   Universal Corp., MTN, Series C                                                     5.20       10/15/2013         1,845
                                                                                                                          --------
            Total Consumer Staples                                                                                          22,285
                                                                                                                          --------
            ENERGY (5.4%)
            -------------
            COAL & CONSUMABLE FUELS (0.7%)
            Peabody Energy Corp.,
      500     Senior Notes(b)                                                                  5.88        4/15/2016           472
      500     Senior Notes                                                                     7.38       11/01/2016           525
    2,000     Senior Notes                                                                     7.88       11/01/2026         2,085
      500     Senior Notes, Series B                                                           6.88        3/15/2013           510
                                                                                                                          --------
                                                                                                                             3,592
                                                                                                                          --------
            OIL & GAS EQUIPMENT & SERVICES (0.5%)
      500   Basic Energy Services, Inc., Senior Notes                                          7.13        4/15/2016           481
      750   Dresser, Inc., Senior Notes                                                        9.38        4/15/2011           786
    1,000   Hanover Compressor Co., Senior Notes                                               7.50        4/15/2013         1,002
      222   Hanover Equipment Trust, Senior Secured Notes, Series 2001A                        8.50        9/01/2008           226
                                                                                                                          --------
                                                                                                                             2,495
                                                                                                                          --------
            OIL & GAS EXPLORATION & PRODUCTION (1.5%)
      500   Berry Petroleum Co., Senior Subordinated Notes                                     8.25       11/01/2016           501
      500   Chaparral Energy, Inc., Senior Notes                                               8.50       12/01/2015           501
    2,250   Energy Partners Ltd., Senior Unsecured Notes                                       8.75        8/01/2010         2,346
    1,000   Pogo Producing Co., Senior Subordinated Notes                                      6.88       10/01/2017           955
    2,000   Southwestern Energy Co., MTN                                                       7.63        5/01/2027(f)      2,090
    1,000   Whiting Petroleum Corp., Senior Subordinated Notes                                 7.25        5/01/2013           995
                                                                                                                          --------
                                                                                                                             7,388
                                                                                                                          --------
            OIL & GAS REFINING & MARKETING (0.9%)
    2,133   Amerigas Partners, LP, Senior Unsecured Notes, Series B                            7.25        5/20/2015         2,139
    2,500   MarkWest Energy Partners LP, Senior Notes(b)                                       8.50        7/15/2016         2,531
                                                                                                                          --------
                                                                                                                             4,670
                                                                                                                          --------

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                   MARKET
   AMOUNT                                                                                    COUPON                          VALUE
    (000)   SECURITY                                                                           RATE         MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------------
            OIL & GAS STORAGE & TRANSPORTATION (1.8%)
  $ 2,000   El Paso Corp., Senior Debentures                                                   6.50%       6/01/2008      $  2,015
      750   OMI Corp., Senior Notes                                                            7.63       12/01/2013           762
      500   Overseas Shipholding Group, Inc., Senior Notes                                     8.25        3/15/2013           525
    1,000   Pacific Energy Partners, LP, Senior Notes                                          7.13        6/15/2014         1,019
    2,000   Targa Resources, Inc., Senior Notes(b)                                             8.50       11/01/2013         1,990
    2,000   Tennessee Gas Pipeline Co., Debentures                                             7.00       10/15/2028         1,997
      500   Transcontinental Gas Pipeline Corp., Senior Notes, Series B                        8.88        7/15/2012           563
      500   Williams Partners LP Finance Corp., Senior Notes(b)                                7.50        6/15/2011           515
                                                                                                                          --------
                                                                                                                             9,386
                                                                                                                          --------
            Total Energy                                                                                                    27,531
                                                                                                                          --------
            FINANCIALS (10.4%)
            ------------------
            CONSUMER FINANCE (2.9%)
            Ford Motor Credit Co.,
    3,000     Notes                                                                            9.82(a)     4/15/2012         3,142
    2,000     Senior Notes                                                                     4.95        1/15/2008         1,951
            General Motors Acceptance Corp.,
    2,000     Notes                                                                            6.13        8/28/2007         1,994
    4,000     Notes(d)                                                                         6.75       12/01/2014         3,972
    2,000   Nelnet, Inc., Notes                                                                7.40        9/29/2036         2,034
    2,000   Refco Finance Holdings, LLC, Senior Subordinated Notes(c)                          9.00        8/01/2012         1,680
                                                                                                                          --------
                                                                                                                            14,773
                                                                                                                          --------
            LIFE & HEALTH INSURANCE (0.8%)
    1,000   Americo Life, Inc., Senior Notes(b)                                                7.88        5/01/2013         1,011
    2,000   Great-West Life & Annuity Insurance Co., Bonds(b)                                  7.15        5/16/2046         2,109
    1,000   Lincoln National Corp., Bonds                                                      7.00        5/17/2066         1,054
                                                                                                                          --------
                                                                                                                             4,174
                                                                                                                          --------
            MULTI-LINE INSURANCE (1.7%)
    2,550   AFC Capital Trust I, Guaranteed Notes, Series B                                    8.21        2/03/2027         2,715
    1,000   Farmers Exchange Capital, Surplus Notes(b)                                         7.05        7/15/2028         1,051
    1,700   Farmers Insurance Exchange, Surplus Notes(b)                                       8.63        5/01/2024         2,009
    2,000   Oil Casualty Insurance Ltd., Subordinated Debentures(b)                            8.00        9/15/2034         2,017
    1,000   Oil Insurance Ltd., Notes(b)                                                       7.56       12/29/2049         1,044
                                                                                                                          --------
                                                                                                                             8,836
                                                                                                                          --------
            MULTI-SECTOR HOLDINGS (1.6%)
    7,775   Leucadia National Corp., Senior Subordinated Notes                                 8.65        1/15/2027         8,125
                                                                                                                          --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
    2,000   ZFS Finance USA Trust II, Bonds(b)                                                 6.45       12/15/2065         2,001
                                                                                                                          --------
            PROPERTY & CASUALTY INSURANCE (2.1%)
    2,000   Fidelity National Title Group, Inc., Notes                                         7.30        8/15/2011         2,108
    2,000   First American Capital Trust I, Cumulative Trust Preferred Securities              8.50        4/15/2012         2,144
    1,500   Kingsway America, Inc., Senior Notes                                               7.50        2/01/2014         1,536
    2,000   Markel Capital Trust I, Capital Securities, Series B                               8.71        1/01/2046         2,102
    1,000   Ohio Casualty Corp., Notes                                                         7.30        6/15/2014         1,071
    2,000   Zenith National Insurance Capital Trust, Guaranteed Notes(b),(g)                   8.55        8/01/2028         1,895
                                                                                                                          --------
                                                                                                                            10,856
                                                                                                                          --------
            REINSURANCE (0.4%)
    2,000   PXRE Capital Trust I, Pass-Through Certificates                                    8.85        2/01/2027         1,970
                                                                                                                          --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                   MARKET
   AMOUNT                                                                                    COUPON                          VALUE
    (000)   SECURITY                                                                           RATE         MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------------
            REITs - MORTGAGE (0.1%)
  $   500   Thornburg Mortgage, Inc., Senior Notes                                             8.00%       5/15/2013      $    495
                                                                                                                          --------
            REITs - SPECIALIZED (0.4%)
            Host Marriott, LP,
      500     Senior Notes                                                                     7.13       11/01/2013           508
    1,000     Senior Notes                                                                     6.38        3/15/2015           972
      500     Senior Unsecured Notes, Series I                                                 9.50        1/15/2007           504
                                                                                                                          --------
                                                                                                                             1,984
                                                                                                                          --------
            Total Financials                                                                                                53,214
                                                                                                                          --------
            HEALTH CARE (3.7%)
            ------------------
            HEALTH CARE DISTRIBUTORS (0.5%)
    2,575   Ameripath, Inc., Senior Subordinated Notes                                        10.50        4/01/2013         2,794
                                                                                                                          --------
            HEALTH CARE FACILITIES (1.2%)
      500   Community Health Systems, Inc., Senior Subordinated Notes                          6.50       12/15/2012           484
    2,000   HealthSouth Corp., Senior Notes(b)                                                11.42(a)     6/15/2014         2,070
    1,000   Select Medical Corp., Senior Subordinated Notes                                    7.63        2/01/2015           840
    2,000   Tenet Healthcare Corp., Senior Notes(d)                                            6.38       12/01/2011         1,770
    1,000   Vanguard Health Holding Co. II, LLC, Senior Subordinated Notes                     9.00       10/01/2014           970
                                                                                                                          --------
                                                                                                                             6,134
                                                                                                                          --------
            HEALTH CARE SERVICES (1.4%)
    1,000   Alliance Imaging, Inc., Senior Subordinated Notes                                  7.25       12/15/2012           940
    1,250   AMR Holdco, Inc., Senior Subordinated Notes                                       10.00        2/15/2015         1,357
      500   Omnicare, Inc., Senior Subordinated Notes                                          6.88       12/15/2015           491
    2,000   Psychiatric Solutions, Inc., Senior Subordinated Notes                             7.75        7/15/2015         1,990
    2,000   US Oncology, Inc., Senior Subordinated Notes                                      10.75        8/15/2014         2,215
                                                                                                                          --------
                                                                                                                             6,993
                                                                                                                          --------
            LIFE SCIENCES TOOLS & SERVICES (0.1%)
      500   Fisher Scientific International, Inc., Senior Subordinated Notes                   6.75        8/15/2014           510
                                                                                                                          --------
            MANAGED HEALTH CARE (0.2%)
    1,000   Highmark, Inc., Senior Notes(b)                                                    6.80        8/15/2013         1,057
                                                                                                                          --------
            PHARMACEUTICALS (0.3%)
    1,511   Warner Chilcott Corp., Senior Subordinated Notes                                   8.75        2/01/2015         1,568
                                                                                                                          --------
            Total Health Care                                                                                               19,056
                                                                                                                          --------
            INDUSTRIALS (9.1%)
            ------------------
            AEROSPACE & DEFENSE (1.6%)
    2,000   BE Aerospace, Inc., Senior Subordinated Notes, Series B                            8.88        5/01/2011         2,085
    5,000   DRS Technologies, Inc., Senior Subordinated Notes                                  6.88       11/01/2013         5,025
    1,250   K & F Acquisition, Inc., Senior Subordinated Notes                                 7.75       11/15/2014         1,269
                                                                                                                          --------
                                                                                                                             8,379
                                                                                                                          --------
            AIR FREIGHT & LOGISTICS (0.4%)
    2,320   Park Ohio Industries, Inc., Senior Subordinated Notes                              8.38       11/15/2014         2,164
                                                                                                                          --------
            BUILDING PRODUCTS (0.5%)
    2,500   Nortek, Inc., Senior Subordinated Notes                                            8.50        9/01/2014         2,409
                                                                                                                          --------

6

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                   MARKET
   AMOUNT                                                                                    COUPON                          VALUE
    (000)   SECURITY                                                                           RATE         MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.4%)
  $ 4,000   Case Corp., Notes                                                                  7.25%       1/15/2016      $  4,030
            Manitowoc Co., Inc.,
    1,300     Senior Notes                                                                     7.13       11/01/2013         1,311
      650     Senior Subordinated Notes                                                       10.50        8/01/2012           715
    2,000   Neff Rental, LLC, Senior Secured Notes(b)                                         11.25        6/15/2012         2,175
    1,000   Terex Corp., Senior Subordinated Notes                                             7.38        1/15/2014         1,020
            United Rentals North America, Inc.,
    4,000     Senior Notes(g)                                                                  6.50        2/15/2012         3,910
    4,000     Senior Subordinated Notes(d)                                                     7.75       11/15/2013         4,005
                                                                                                                          --------
                                                                                                                            17,166
                                                                                                                          --------
            DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (2.1%)
      500   Brickman Group Ltd., Senior Subordinated Notes, Series B                          11.75       12/15/2009           536
    1,000   Education Management, LLC, Senior Notes(b)                                         8.75        6/01/2014         1,022
    1,000   Geo Group, Inc., Senior Notes                                                      8.25        7/15/2013         1,018
    1,500   Knowledge Learning Corp., Senior Subordinated Notes(b)                             7.75        2/01/2015         1,429
      600   Mac-Gray Corp., Senior Notes                                                       7.63        8/15/2015           609
    1,250   Mobile Services Group, Inc., Senior Notes(b)                                       9.75        8/01/2014         1,303
    4,705   Williams Scotsman, Inc., Senior Notes                                              8.50       10/01/2015         4,834
                                                                                                                          --------
                                                                                                                            10,751
                                                                                                                          --------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
    1,500   UCAR Finance, Inc., Senior Notes                                                  10.25        2/15/2012         1,586
                                                                                                                          --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.8%)
            Allied Waste North America, Inc.,
    1,000     Senior Notes                                                                     7.88        4/15/2013         1,035
    2,000     Senior Notes, Series B                                                           8.50       12/01/2008         2,110
    1,000     Senior Notes, Series B                                                           7.25        3/15/2015         1,005
                                                                                                                          --------
                                                                                                                             4,150
                                                                                                                          --------
            Total Industrials                                                                                               46,605
                                                                                                                          --------
            INFORMATION TECHNOLOGY (3.1%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (2.6%)
    7,000   Iron Mountain, Inc., Senior Subordinated Notes                                     7.75        1/15/2015         7,140
            SunGard Data Systems, Inc.,
    3,000     Senior Notes                                                                     3.75        1/15/2009         2,835
    3,000     Senior Subordinated Notes                                                       10.25        8/15/2015         3,157
                                                                                                                          --------
                                                                                                                            13,132
                                                                                                                          --------
            ELECTRONIC EQUIPMENT MANUFACTURERS (0.3%)
    1,500   Itron, Inc., Senior Subordinated Notes                                             7.75        5/15/2012         1,547
                                                                                                                          --------
            SEMICONDUCTORS (0.2%)
    1,000   NXP B.V. / NXP Funding, LLC, Senior Secured Notes(b)                               7.88       10/15/2014         1,018
                                                                                                                          --------
            Total Information Technology                                                                                    15,697
                                                                                                                          --------
            MATERIALS (7.9%)
            ----------------
            COMMODITY CHEMICALS (0.6%)
      750   Equistar Chemical Co., Senior Unsecured Notes                                     10.63        5/01/2011           806
            Lyondell Chemical Co.,
    1,250     Senior Subordinated Notes                                                       10.88        5/01/2009         1,281
      500     Senior Unsecured Notes                                                           8.00        9/15/2014           514
      500     Senior Unsecured Notes                                                           8.25        9/15/2016           516
                                                                                                                          --------
                                                                                                                             3,117
                                                                                                                          --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                   MARKET
   AMOUNT                                                                                    COUPON                          VALUE
    (000)   SECURITY                                                                           RATE         MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------------
            CONSTRUCTION MATERIALS (1.0%)
  $ 2,000   Mueller Group, Inc., Senior Subordinated Notes                                    10.00%       5/01/2012      $  2,195
    2,250   Mueller Holdings, Inc., Senior Discount Notes, 14.75%, 4/15/2009                   9.61(e)     4/15/2014         1,988
    1,000   Panolam Industries International, Inc., Senior Subordinated Notes(b)              10.75       10/01/2013         1,023
                                                                                                                          --------
                                                                                                                             5,206
                                                                                                                          --------
            DIVERSIFIED CHEMICALS (0.9%)
      461   Huntsman ICI Chemicals, LLC, Senior Subordinated Notes                            10.13        7/01/2009           472
            Huntsman International, LLC,
      500     Bonds(b),(h)                                                                     7.88       11/15/2014           500
    3,500     Senior Subordinated Notes(b)                                                     8.38        1/01/2015         3,500
                                                                                                                          --------
                                                                                                                             4,472
                                                                                                                          --------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
            IMC Global, Inc.,
      500     Debentures                                                                       6.88        7/15/2007           506
      500     Senior Notes                                                                    10.88        8/01/2013           572
                                                                                                                          --------
                                                                                                                             1,078
                                                                                                                          --------
            METAL & GLASS CONTAINERS (1.3%)
      250   AEP Industries, Inc., Senior Unsubordinated Notes                                  7.88        3/15/2013           255
    3,000   Crown Americas, LLC, Senior Notes                                                  7.75       11/15/2015         3,105
    2,000   Graham Packaging Co., L.P., Senior Notes                                           8.50       10/15/2012         2,003
    1,000   Owens Brockway Glass Container, Inc., Senior Notes                                 6.75       12/01/2014           965
      500   Pliant Corp., Senior Secured Notes                                                11.13        9/01/2009           489
                                                                                                                          --------
                                                                                                                             6,817
                                                                                                                          --------
            PAPER PACKAGING (1.1%)
      250   Graphic Packaging Corp., Senior Subordinated Notes                                 8.63        2/15/2012           251
            Graphic Packaging International, Inc.,
    3,000     Senior Notes                                                                     8.50        8/15/2011         3,105
    2,000     Senior Subordinated Notes                                                        9.50        8/15/2013         2,068
                                                                                                                          --------
                                                                                                                             5,424
                                                                                                                          --------
            PAPER PRODUCTS (0.4%)
    1,000   Boise Cascade, LLC, Senior Subordinated Notes                                      7.13       10/15/2014           947
    1,000   NewPage Corp., Senior Secured Notes, Series A                                     10.00        5/01/2012         1,050
                                                                                                                          --------
                                                                                                                             1,997
                                                                                                                          --------
            SPECIALTY CHEMICALS (1.2%)
    1,000   Nalco Co., Senior Subordinated Notes                                               8.88       11/15/2013         1,060
    2,500   PQ Corp., Senior Subordinated Notes                                                7.50        2/15/2013         2,419
            Rockwood Specialties Group, Inc.,
      365     Senior Subordinated Notes                                                       10.63        5/15/2011           393
    2,000     Senior Subordinated Notes                                                        7.50       11/15/2014         2,010
                                                                                                                          --------
                                                                                                                             5,882
                                                                                                                          --------
            STEEL (1.2%)
    2,500   AK Steel Holding Corp., Senior Notes                                               7.75        6/15/2012         2,513
    1,250   Metals USA, Inc., Senior Secured Notes                                            11.13       12/01/2015         1,384
    2,000   Ryerson Tull, Inc., Senior Notes, Series B                                         8.25       12/15/2011         2,005
      325   U.S. Steel, LLC, Senior Notes                                                     10.75        8/01/2008           351
                                                                                                                          --------
                                                                                                                             6,253
                                                                                                                          --------
            Total Materials                                                                                                 40,246
                                                                                                                          --------
            TELECOMMUNICATION SERVICES (2.6%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.9%)
    2,500   Hawaiian Telcom Communications, Inc., Senior Notes, Series B(d)                    9.75        5/01/2013         2,606
    1,000   LCI International, Inc., Senior Notes                                              7.25        6/15/2007         1,004

8

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                   MARKET
   AMOUNT                                                                                    COUPON                          VALUE
    (000)   SECURITY                                                                           RATE         MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------------
            Qwest Communications International, Inc.,
  $ 2,000     Senior Notes                                                                     8.91%(a)    2/15/2009      $  2,045
    4,000     Senior Notes                                                                     7.25        2/15/2011         4,075
                                                                                                                          --------
                                                                                                                             9,730
                                                                                                                          --------
            WIRELESS TELECOMMUNICATION SERVICES (0.7%)
    1,000   American Tower Corp., Senior Notes                                                 7.50        5/01/2012         1,035
    2,000   IPCS, Inc., Senior Notes                                                          11.50        5/01/2012         2,240
      250   Nextel Partners, Inc., Senior Notes                                                8.13        7/01/2011           264
                                                                                                                          --------
                                                                                                                             3,539
                                                                                                                          --------
            Total Telecommunication Services                                                                                13,269
                                                                                                                          --------
            UTILITIES (2.4%)
            ----------------
            ELECTRIC UTILITIES (0.3%)
      912   FPL Energy National Wind Portfolio, LLC, Senior Secured Bonds(b)                   6.13        3/25/2019           892
      792   FPL Energy Wind Funding, LLC, Notes(b)                                             6.88        6/27/2017           799
                                                                                                                          --------
                                                                                                                             1,691
                                                                                                                          --------
            GAS UTILITIES (0.1%)
      500   Southern Star Central Corp., Senior Notes                                          6.75        3/01/2016           501
                                                                                                                          --------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
    3,000   Mirant Corp., Senior Notes                                                         8.30        5/01/2011         3,049
                                                                                                                          --------
            MULTI-UTILITIES (1.4%)
      250   MSW Energy Holdings II, LLC, Senior Secured Notes, Series B                        7.38        9/01/2010           254
      250   MSW Energy Holdings, LLC, Senior Secured Notes, Series B                           8.50        9/01/2010           260
    1,000   NRG Energy, Inc., Senior Notes                                                     7.38        2/01/2016         1,018
    1,500   Reliant Energy, Inc., Senior Secured Notes                                         6.75       12/15/2014         1,432
    2,000   Sierra Pacific Resources, Senior Notes                                             8.63        3/15/2014         2,175
    1,762   Tenaska Oklahoma, LP, Senior Secured Notes(b)                                      6.53       12/30/2014         1,740
                                                                                                                          --------
                                                                                                                             6,879
                                                                                                                          --------
            Total Utilities                                                                                                 12,120
                                                                                                                          --------
            Total Corporate Obligations (cost: $344,729)                                                                   350,667
                                                                                                                          --------
            EURODOLLAR AND YANKEE OBLIGATIONS (13.8%)(i)

            CONSUMER DISCRETIONARY (1.4%)
            -----------------------------
            BROADCASTING & CABLE TV (1.4%)
            NTL Cable plc,
      500      Senior Notes                                                                    8.75        4/15/2014           527
    1,500      Senior Notes                                                                    9.75        4/15/2014         2,994
    3,000   UPC Holding B.V., Senior Notes(b)                                                  7.75        1/15/2014         3,762
                                                                                                                          --------
            Total Consumer Discretionary                                                                                     7,283
                                                                                                                          --------
            CONSUMER STAPLES (0.4%)
            -----------------------
            DRUG RETAIL (0.4%)
    2,100   Jean Coutu Group PJC, Inc., Senior Subordinated Notes(d)                           8.50        8/01/2014         2,079
                                                                                                                          --------
            ENERGY (1.3%)
            -------------
            OIL & GAS DRILLING (0.2%)
      822   Delek & Avner-Yam Tethys Ltd., Secured Notes(b)                                    5.33        8/01/2013           803
                                                                                                                          --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                   MARKET
   AMOUNT                                                                                    COUPON                          VALUE
    (000)   SECURITY                                                                           RATE         MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------------
            OIL & GAS EQUIPMENT & SERVICES (0.5%)
  $ 2,800   Compagnie Generale de Geophysique, Senior Notes                                    7.50%       5/15/2015      $  2,783
                                                                                                                          --------
            OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    3,000   Compton Petroleum Finance Corp., Senior Notes                                      7.63       12/01/2013         2,857
                                                                                                                          --------
            Total Energy                                                                                                     6,443
                                                                                                                          --------
            FINANCIALS (2.4%)
            -----------------
            DIVERSIFIED BANKS (0.4%)
    2,000   UFJ Finance Aruba AEC, Notes                                                       8.75       11/29/2049         2,113
                                                                                                                          --------
            REGIONAL BANKS (0.6%)
    2,000   Glitnir Banki hf, Notes(b)                                                         7.45        9/14/2049         2,141
    1,000   Kaupthing Bank hf, Notes(b)                                                        7.13        5/19/2016         1,067
                                                                                                                          --------
                                                                                                                             3,208
                                                                                                                          --------
            REINSURANCE (1.4%)
    1,000   Allied World Assurance Holdings Ltd., Senior Notes                                 7.50        8/01/2016         1,075
    3,000   Montpelier Re Holdings Ltd., Senior Notes                                          6.13        8/15/2013         2,917
    2,000   Platinum Underwriters Finance, Inc., Notes                                         7.50        6/01/2017         2,097
    1,000   Stingray Pass-Through Trust Certificates(b)                                        5.90        1/12/2015           970
                                                                                                                          --------
                                                                                                                             7,059
                                                                                                                          --------
            Total Financials                                                                                                12,380
                                                                                                                          --------
            INDUSTRIALS (2.0%)
            ------------------
            MARINE (0.3%)
            Stena AB,
      500     Senior Notes                                                                     9.63       12/01/2012           540
    1,000     Senior Notes                                                                     7.00       12/01/2016           955
                                                                                                                          --------
                                                                                                                             1,495
                                                                                                                          --------
            RAILROADS (1.7%)
    8,000   Kansas City Southern de Mexico, S.A. de C.V., Senior Notes(g)                      9.38        5/01/2012         8,620
                                                                                                                          --------
            Total Industrials                                                                                               10,115
                                                                                                                          --------
            INFORMATION TECHNOLOGY (1.2%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.4%)
    2,000   Cablemas S.A. de C.V., Senior Guaranteed Notes(b)                                  9.38       11/15/2015         2,100
                                                                                                                          --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
    2,250   Sensata Technologies B.V., Senior Subordinated Notes(b)                            9.00        5/01/2016         2,901
                                                                                                                          --------
            SEMICONDUCTORS (0.2%)
    1,750   New Asat Finance Ltd., Senior Notes                                                9.25        2/01/2011         1,306
                                                                                                                          --------
            Total Information Technology                                                                                     6,307
                                                                                                                          --------
            MATERIALS (3.9%)
            ----------------
            ALUMINUM (0.2%)
    1,000   Novelis, Inc., Senior Notes(b)                                                     7.25        2/15/2015           955
                                                                                                                          --------
            COMMODITY CHEMICALS (0.1%)
      650   BCP Crystal US Holdings Corp., Senior Subordinated Notes                           9.63        6/15/2014           715
                                                                                                                          --------

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                   MARKET
   AMOUNT                                                                                    COUPON                          VALUE
    (000)   SECURITY                                                                           RATE         MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------------
            DIVERSIFIED CHEMICALS (0.4%)
   $2,000   INEOS Group Holdings plc, Notes(b)                                                 8.50%       2/15/2016      $  1,935
                                                                                                                          --------
            DIVERSIFIED METALS & MINING (0.2%)
    1,000   Glencore Funding, LLC, Notes(b)                                                    6.00        4/15/2014           973
                                                                                                                          --------
            FOREST PRODUCTS (0.2%)
    1,500   Ainsworth Lumber Co. Ltd., Senior Notes                                            7.25       10/01/2012         1,125
                                                                                                                          --------
            PAPER PACKAGING (0.8%)
            JSG Funding plc,
    2,000     Senior Notes                                                                     9.63       10/01/2012         2,130
    2,000     Senior Subordinated Notes                                                        7.75        4/01/2015         1,890
                                                                                                                          --------
                                                                                                                             4,020
                                                                                                                          --------
            PAPER PRODUCTS (1.4%)
    2,000   Abitibi-Consolidated, Inc., Senior Notes                                           8.38        4/01/2015         1,760
    2,098   Cascades, Inc., Senior Notes                                                       7.25        2/15/2013         2,082
    3,000   Domtar, Inc., Notes                                                                5.38       12/01/2013         2,651
      518   Fraser Papers, Inc., Senior Notes                                                  8.75        3/15/2015           469
                                                                                                                          --------
                                                                                                                             6,962
                                                                                                                          --------
            SPECIALTY CHEMICALS (0.6%)
    3,000   Nell AF S.a.r.l., Senior Notes(b),(d)                                              8.38        8/15/2015         3,060
                                                                                                                          --------
            Total Materials                                                                                                 19,745
                                                                                                                          --------
            TELECOMMUNICATION SERVICES (1.2%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (1.2%)
            Intelsat Ltd.,
    2,000     Senior Notes(b)                                                                 11.25        6/15/2016         2,185
    4,150     Senior Notes                                                                     5.25       11/01/2008         4,036
                                                                                                                          --------
            Total Telecommunication Services                                                                                 6,221
                                                                                                                          --------
            Total Eurodollar and Yankee Obligations (cost: $70,003)                                                         70,573
                                                                                                                          --------
            ASSET-BACKED SECURITIES (5.4%)

            CONSUMER STAPLES (0.9%)
            -----------------------
            FOOD RETAIL (0.9%)
    4,479   Ahold Lease USA, Inc., Pass-Through Certificates, Series 2001, Class A-1(g)        7.82        1/02/2020         4,636
                                                                                                                          --------
            FINANCIALS (0.2%)
            -----------------
            ASSET-BACKED FINANCING (0.2%)
      667   Airport Airplanes, Pass-Through Certificates, Series 1R, Class A8, EETC            5.70(a)     3/15/2019           634
                                                                                                                          --------
            INDUSTRIALS (4.3%)
            ------------------
            AIRLINES (4.3%)
            America West Airlines, Inc., Pass-Through Certificates,
    1,530     Series 1998-1, Class A, EETC                                                     6.87        1/02/2017         1,542
      810     Series 1998-1, Class B(g)                                                        7.12        1/02/2017           781
    5,000   American Airlines, Inc., Pass-Through Certificates,
              Series 2001-1, Class A-2, EETC                                                   6.82        5/23/2011         5,016

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                   MARKET
   AMOUNT                                                                                    COUPON                          VALUE
    (000)   SECURITY                                                                           RATE         MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------------
            Continental Airlines, Inc., Pass-Through Certificates,
  $   594     Series 2000-1, Class C-1                                                         8.50%       5/01/2011      $    594
    1,491     Series 2000-2, Class A-1                                                         7.71        4/02/2021         1,614
      775     Series 2001-1, Class C                                                           7.03        6/15/2011           762
            United Airlines, Pass-Through Certificates,
    6,076     Series 2000-1(g)                                                                 8.03        7/01/2011         6,470
    5,078     Series 2000-1, Class A-1                                                         7.78        1/01/2014         5,218
                                                                                                                          --------
            Total Industrials                                                                                               21,997
                                                                                                                          --------
            Total Asset-Backed Securities (cost: $24,473)                                                                   27,267
                                                                                                                          --------
            COMMERCIAL MORTGAGE SECURITIES (0.4%)

            FINANCIALS (0.4%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (0.4%)
    1,983   Banc of America Commercial Mortgage, Inc., Commercial Mortgage
              Pass-Through Certificates, Series 2005-6(b)                                      6.14(a)     9/10/2047         1,884
                                                                                                                          --------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)(j),(k)
    8,202   Credit Suisse First Boston Corp., Series 1998-C1,
              Class AX (acquired 6/13/2003; cost: $399)(l)                                     0.98(a)     5/17/2040           229
                                                                                                                          --------
            Total Financials                                                                                                 2,113
                                                                                                                          --------
            Total Commercial Mortgage Securities (cost: $2,088)                                                              2,113
                                                                                                                          --------
            MUNICIPAL BONDS (0.2%)

            SPECIAL ASSESSMENT/TAX/FEE (0.2%)
    1,000   Short Pump Town Center Community Development
              Auth., VA, RB(b)(cost: $1,000)                                                   6.26        2/01/2009         1,008
                                                                                                                          --------

   NUMBER
OF SHARES
---------
            EQUITY SECURITIES (7.0%)
            COMMON STOCKS (3.2%)

            CONSUMER DISCRETIONARY (0.5%)
            -----------------------------
            BROADCASTING & CABLE TV (0.4%)
   45,000   Charter Communications, Inc. "A"*                                                                                  104
   20,000   Comcast Corp. "A"*                                                                                                 813
   33,094   RCN Corp.*                                                                                                         956
                                                                                                                          --------
                                                                                                                             1,873
                                                                                                                          --------
            CASINOS & GAMING (0.1%)
    6,000   Harrah's Entertainment, Inc.                                                                                       446
                                                                                                                          --------
            Total Consumer Discretionary                                                                                     2,319
                                                                                                                          --------
            CONSUMER STAPLES (0.2%)
            -----------------------
            PACKAGED FOODS & MEAT (0.1%)
   20,000   Reddy Ice Holdings, Inc.                                                                                           480
                                                                                                                          --------
            TOBACCO (0.1%)
   15,000   UST, Inc.                                                                                                          803
                                                                                                                          --------
            Total Consumer Staples                                                                                           1,283
                                                                                                                          --------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                   MARKET
   AMOUNT                                                                                                                    VALUE
    (000)   SECURITY                                                                                                         (000)
----------------------------------------------------------------------------------------------------------------------------------
            ENERGY (0.1%)
            -------------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
   20,000   OMI Corp.                                                                                                     $    446
                                                                                                                          --------
            FINANCIALS (1.1%)
            -----------------
            MULTI-LINE INSURANCE (0.1%)
    5,000   American International Group, Inc.                                                                                 336
                                                                                                                          --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
   15,000   Bank of America Corp.                                                                                              808
   10,000   Citigroup, Inc.                                                                                                    501
                                                                                                                          --------
                                                                                                                             1,309
                                                                                                                          --------
            REGIONAL BANKS (0.1%)
    5,000   City National Corp.                                                                                                333
                                                                                                                          --------
            REITs - OFFICE (0.2%)
   25,000   Maguire Properties, Inc.                                                                                         1,069
                                                                                                                          --------
            REITs - SPECIALIZED (0.3%)
   10,000   Entertainment Properties Trust                                                                                     550
   20,000   Strategic Hotel Capital, Inc.                                                                                      425
   30,000   Sunstone Hotel Investors, Inc.                                                                                     884
                                                                                                                          --------
                                                                                                                             1,859
                                                                                                                          --------
            THRIFTS & MORTGAGE FINANCE (0.2%)
   20,000   Washington Mutual, Inc.                                                                                            846
                                                                                                                          --------
            Total Financials                                                                                                 5,752
                                                                                                                          --------
            HEALTH CARE (0.4%)
            ------------------
            HEALTH CARE FACILITIES (0.1%)
   10,000   Community Health Systems, Inc.*                                                                                    325
   10,000   Triad Hospitals, Inc.*                                                                                             370
                                                                                                                          --------
                                                                                                                               695
                                                                                                                          --------
            PHARMACEUTICALS (0.3%)
   10,000   Merck & Co., Inc.                                                                                                  454
   30,000   Pfizer, Inc.                                                                                                       800
                                                                                                                          --------
                                                                                                                             1,254
                                                                                                                          --------
            Total Health Care                                                                                                1,949
                                                                                                                          --------
            INDUSTRIALS (0.1%)
            ------------------
            BUILDING PRODUCTS (0.1%)
   20,000   Masco Corp.                                                                                                        553
                                                                                                                          --------
            MATERIALS (0.2%)
            ----------------
            COMMODITY CHEMICALS (0.1%)
   10,000   Lyondell Chemical Co.                                                                                              257
                                                                                                                          --------
            DIVERSIFIED METALS & MINING (0.1%)
   10,000   Compass Minerals International, Inc.                                                                               309
                                                                                                                          --------
            STEEL (0.1%)
   20,000   Worthington Industries, Inc.                                                                                       346
                                                                                                                          --------
            Total Materials                                                                                                    912
                                                                                                                          --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                   MARKET
   AMOUNT                                                                                                                    VALUE
    (000)   SECURITY                                                                                                         (000)
----------------------------------------------------------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES (0.5%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
   70,000   Citizens Communications Co.                                                                                   $  1,027
   30,000   Iowa Telecommunication Services, Inc.                                                                              598
   60,000   Windstream Corp.                                                                                                   823
                                                                                                                          --------
            Total Telecommunication Services                                                                                 2,448
                                                                                                                          --------
            UTILITIES (0.1%)
            ----------------
            ELECTRIC UTILITIES (0.1%)
   15,000   American Electric Power Co., Inc.                                                                                  621
                                                                                                                          --------
            Total Common Stocks (cost: $13,439)                                                                             16,283
                                                                                                                          --------
PRINCIPAL
   AMOUNT
  $(000)/
   SHARES
---------
            PREFERRED SECURITIES (3.8%)

            CONSUMER STAPLES (0.1%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
    5,000   Dairy Farmers of America, Inc., 7.875%, cumulative redeemable(b)                                                   491
                                                                                                                          --------
            FINANCIALS (3.4%)
            -----------------
            PROPERTY & CASUALTY INSURANCE (0.4%)
   20,000   Axis Capital Holdings Ltd., Series B, 7.50%, perpetual                                                           2,064
                                                                                                                          --------
            REGIONAL BANKS (0.4%)
   $2,000   Farm Credit Bank of Texas, Series 1, 7.56%, cumulative perpetual                                                 2,152
                                                                                                                          --------
            REINSURANCE (0.7%)
   40,000   Arch Capital Group Ltd., 8.00%, perpetual                                                                        1,061
   20,000   Endurance Specialty Holdings Ltd., Series A, 7.75%, non-cumulative                                                 517
   $2,000   Swiss Re Capital I L.P., 6.85%, perpetual(b)                                                                     2,093
                                                                                                                          --------
                                                                                                                             3,671
                                                                                                                          --------
            REITs - INDUSTRIAL (0.2%)
   30,000   AMB Property Corp., Series O, 7.00%, cumulative redeemable                                                         761
                                                                                                                          --------
            REITs - OFFICE (0.3%)
   20,000   Maguire Properties, Inc., Series A, 7.625%, cumulative redeemable                                                  499
   20,000   Parkway Properties, Inc., Series D, 8.00%, cumulative redeemable                                                   525
   20,000   SL Green Realty Corp., Series C, 7.625%, perpetual                                                                 524
                                                                                                                          --------
                                                                                                                             1,548
                                                                                                                          --------
            REITs - RETAIL (0.3%)
   20,000   New Plan Excel Realty Trust, Inc., depositary shares,
              Series "E", 7.625%, cumulative redeemable                                                                        520
   20,000   Regency Centers Corp., "O", 7.25%, cumulative redeemable                                                           522
   20,000   Tanger Factory Outlet Centers, Inc., Class C, 7.50%, perpetual                                                     511
                                                                                                                          --------
                                                                                                                             1,553
                                                                                                                          --------
            REITs - SPECIALIZED (0.9%)
   70,000   Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                                                           1,752
   20,000   Public Storage, Inc., Series C, 6.60%, perpetual                                                                   503

14

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                                            MARKET
   NUMBER                                                                                                                    VALUE
OF SHARES   SECURITY                                                                                                         (000)
----------------------------------------------------------------------------------------------------------------------------------
   20,000   Public Storage, Inc., Series G, 7.00%, perpetual                                                              $    517
   40,000   Strategic Hotels & Resorts, Inc., Series C, 8.25%, cumulative redeemable                                         1,021
   20,000   Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual                                                         524
                                                                                                                          --------
                                                                                                                             4,317
                                                                                                                          --------
            THRIFTS & MORTGAGE FINANCE (0.2%)
   40,000   Sovereign Capital Trust V, 7.75%, Capital Securities                                                             1,086
                                                                                                                          --------
            Total Financials                                                                                                17,152
                                                                                                                          --------
            TELECOMMUNICATION SERVICES (0.3%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   30,000   Crown Castle International Corp., 6.25%, cumulative redeemable(m)                                                1,661
                                                                                                                          --------
            Total Preferred Securities (cost: $18,348)                                                                      19,304
                                                                                                                          --------
            WARRANTS (0.0%)(k),(n)

            CONSUMER DISCRETIONARY (0.0%)(k)
            --------------------------------
            BROADCASTING & CABLE TV (0.0%)(k)
      250   Ono Finance plc, Equity Value Certificates (acquired 7/16/2001; cost: $0)*(b),(l),(o)                                -
                                                                                                                          --------
            INFORMATION TECHNOLOGY (0.0%)(k)
            --------------------------------
            SEMICONDUCTORS (0.0%)(k)
      500   Asat Finance, LLC (acquired 10/20/1999; cost: $0)*(b),(l),(o)                                                        -
                                                                                                                          --------
            Total Warrants (cost: $0)                                                                                            -
                                                                                                                          --------
            Total Equity Securities (cost: $31,787)                                                                         35,587
                                                                                                                          --------
PRINCIPAL
   AMOUNT
    (000)
---------
            MONEY MARKET INSTRUMENTS (2.4%)
            COMMERCIAL PAPER (2.4%)

            FINANCIALS (2.4%)
            -----------------
            THRIFTS & MORTGAGE FINANCE (2.4%)
  $12,345   Countrywide Financial Corp., 5.35%, 11/01/2006                                                                  12,345
                                                                                                                          --------
            Total Money Market Instruments (cost: $12,345)                                                                  12,345
                                                                                                                          --------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH
            COLLATERAL FROM SECURITIES LOANED (2.8%)(p)

            REPURCHASE AGREEMENTS (2.7%)(q)
    9,000   Credit Suisse First Boston LLC, 5.30%, acquired on 10/31/2006 and due 11/01/2006 at $9,000 (collateralized by $8,990 of Freddie Mac
               Notes(r), 6.00%, due 8/18/2016; market value $9,184)                                                          9,000
    5,000   Deutsche Bank Securities, Inc., 5.29%, acquired on 10/31/2006 and due 11/01/2006 at $5,000 (collateralized by $5,090 of Federal Home Loan Bank Bonds(r),
               3.84% - 5.00%, due 10/07/2008 - 12/21/2015; combined market value $5,102)                                     5,000
                                                                                                                          --------
            Total Repurchase Agreements                                                                                     14,000
                                                                                                                          --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                                            MARKET
   NUMBER                                                                                                                    VALUE
OF SHARES   SECURITY                                                                                                         (000)
----------------------------------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.1%)
  370,447   AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.25%(s)                                               $    370
                                                                                                                          --------
            Total Short-Term Investments Purchased With Cash Collateral From
               Securities Loaned (cost: $14,370)                                                                            14,370
                                                                                                                          --------

            TOTAL INVESTMENTS (COST: $500,795)                                                                            $513,930
                                                                                                                          ========

16

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

        USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA High-Yield Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act.

        A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

           1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

           2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

           3. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

           4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

           5. Repurchase agreements are valued at cost, which approximates market value.

           6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), and affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

              Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2006 (UNAUDITED)

        B. As of October 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2006, were $16,665,000 and $3,530,000, respectively, resulting in net unrealized appreciation of $13,135,000.

        C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $510,554,000 at October 31, 2006, and, in total, may not equal 100%. Investments in foreign securities were 14.9% of net assets at October 31, 2006.

SPECIFIC NOTES
--------------------------------------------------------------------------------

       (a) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2006.

       (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

       (c) Currently the issuer is in default with respect to interest and/or principal payments.

       (d) The security or a portion thereof was out on loan as of October 31, 2006. The aggregate fair market value of the loaned portion of these securities as of October 31, 2006, was approximately $13,672,000.

       (e) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

       (f) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

       (g) At October 31, 2006, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

       (h) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At October 31, 2006, the aggregate market value of securities purchased on a delayed-delivery basis was $500,000, all of which were when-issued.

       (i) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

18

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2006 (UNAUDITED)

       (j) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

       (k) Represents less than 0.1% of net assets.

       (l) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2006, was $229,000, which represented less than 0.1% of the Fund's net assets.

       (m) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

       (n) Warrants entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

       (o) Security was fair valued at October 31, 2006, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

       (p) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

       (q) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

       (r) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2006 (UNAUDITED)

       (s) Rate represents the money market fund annualized seven-day yield at October 31, 2006.

        * Non-income-producing security for the 12 months preceding October 31, 2006.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

               EETC   Enhanced Equipment Trust Certificate
               MTN    Medium-Term Note
               RB     Revenue Bond

20

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==========----------------------------------------------------------------------

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

                   TRUSTEES     Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

             ADMINISTRATOR,     USAA Investment Management Company
        INVESTMENT ADVISER,     P.O. Box 659453
               UNDERWRITER,     San Antonio, Texas 78265-9825
            AND DISTRIBUTOR

             TRANSFER AGENT     USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

              CUSTODIAN AND     State Street Bank and Trust Company
           ACCOUNTING AGENT     P.O. Box 1713
                                Boston, Massachusetts 02105

                INDEPENDENT     Ernst & Young LLP
          REGISTERED PUBLIC     100 West Houston St., Suite 1800
            ACCOUNTING FIRM     San Antonio, Texas 78205

                  TELEPHONE     Call toll free - Central time
           ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

             FOR ADDITIONAL     (800) 531-8181
          INFORMATION ABOUT     For account servicing, exchanges,
               MUTUAL FUNDS     or redemptions (800) 531-8448

            RECORDED MUTUAL     24-hour service (from any phone)
          FUND PRICE QUOTES     (800) 531-8066

          USAA SELF-SERVICE     For account balance, last transaction, fund
           TELEPHONE SYSTEM     prices, or to exchange or redeem fund shares
                                (800) 531-8777

            INTERNET ACCESS     USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48448-1206                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2006

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-28-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-28-2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    12-28-2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.